Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Units Public [Member]	Common Units SemGroup [Member]	Subordinated Units [Member]	Class A unitholder [Member]	General Partner [Member]	Noncontrolling Interest [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011	$ 304,854	$ 127,531	$ 37,739	$ 133,487	$ 0	$ 6,097	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	23,954	9,797	1,940	11,738	0	479	0
Cash distributions to Partners	(20,795)	(8,502)	(1,687)	(10,189)	0	(417)	0
Contributions to general partners account	12,230	0	0	0	0	12,230	0
Non-cash equity compensation	308	308	0	0	0	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2012	320,551	129,134	37,992	135,036	0	18,389	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	37,515	17,710	4,991	13,321	(491)	728	1,256
Consolidation of SemCrude Pipeline	77,301	0	0	0	0	0	77,301
Cash distributions to Partners	(38,076)	(17,647)	(4,977)	(14,451)	0	(1,001)	0
Contributions to general partners account	25,398	0	0	0	0	25,398	0
Non-cash equity compensation	806	806	0	0	0	0	0
Equity issuance	387,131	210,226	98,895	0	70,105	7,905	0
Purchase price in excess of historical cost in common control transaction, including non-cash consideration	(414,308)	(180,216)	(57,683)	(139,281)	(28,842)	(8,286)	0
Unvested distribution equivalent rights	(52)	(52)	0	0	0	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2013	396,266	159,961	79,218	(5,375)	40,772	43,133	78,557
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	62,925	22,817	10,097	13,912	199	8,142	7,758
Cash distributions to Partners	(62,339)	(28,494)	(11,778)	(17,366)	0	(4,701)	0
Contributions to general partners account	21,547	0	0	0	0	21,547	0
Non-cash equity compensation	943	943	0	0	0	0	0
Equity issuance	182,220	0	120,013	0	58,563	3,644	0
Purchase price in excess of historical cost in common control transaction, including non-cash consideration	(206,633)	(85,173)	(42,183)	(51,931)	(23,213)	(4,133)	0
Unvested distribution equivalent rights	(125)	(125)	0	0	0	0	0
Cash distributions to noncontrolling interest in SemCrude Pipeline, L.L.C.	(10,683)	0	0	0	0	0	(10,683)
Contributions from noncontrolling interest in SemCrude Pipeline, L.L.C.	14,367	0	0	0	0	0	14,367
Purchase of remaining one-third interest in SemCrude Pipeline, L.L.C.	(89,999)	0	0	0	0	0	(89,999)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2014	$ 308,489	$ 69,929	$ 155,367	$ (60,760)	$ 76,321	$ 67,632	$ 0